UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1:	Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund
Schedule of Investments
August 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.6%)

Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Summa Health Systems) VRDO	4.030%	9/11/2007 LOC	5,000	5,000
1Akron OH Income Tax Rev. (Community Learning Center) TOB VRDO	4.030%	9/11/2007 (3)	4,325	4,325
Brunswick OH BAN	4.500%	5/8/2008	3,350	3,368
Butler County OH BAN	4.250%	8/7/2008	4,335	4,355
1Butler County OH Waterworks Rev. TOB VRDO	4.030%	9/11/2007 (2)	5,060	5,060
Central Ohio Solid Waste Auth. BAN	4.250%	11/20/2007	9,325	9,337
1Chillicothe OH City School Dist. TOB VRDO	4.030%	9/11/2007 (3)	5,165	5,165
1Cincinnati OH City School Dist. GO TOB VRDO	4.030%	9/11/2007 (4)	6,530	6,530
1Cincinnati OH City School Dist. GO TOB VRDO	4.050%	9/11/2007 (3)	8,761	8,761
1Cincinnati OH City School Dist. TOB VRDO	4.040%	9/11/2007 (4)	12,600	12,600
1Cincinnati OH Water System Rev. TOB VRDO	4.010%	9/11/2007	6,360	6,360
1Cincinnati OH Water System Rev. TOB VRDO	4.030%	9/11/2007	2,610	2,610
1Cleveland OH Airport System Rev. TOB VRDO	4.050%	9/11/2007 (4)	6,530	6,530
1Cleveland OH GO TOB VRDO	4.050%	9/11/2007 (3)	6,020	6,020
Cleveland OH School Dist. GO BAN	4.000%	12/6/2007	22,000	22,021
Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	4.010%	9/11/2007	10,000	10,000
Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	4.020%	9/11/2007	5,000	5,000
Clinton County OH Hosp. Rev. (Kettering Medical Center) VRDO	4.000%	9/11/2007 LOC	3,855	3,855
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	3.990%	9/11/2007 LOC	22,300	22,300
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	4.000%	9/11/2007 LOC	5,650	5,650
1Columbus OH City School Dist. School Fac. Construction & Improvement GO TOB VRDO	3.970%	9/11/2007 (4)	5,490	5,490
1Columbus OH City School Dist. School Fac. Construction & Improvement GO TOB VRDO	4.050%	9/11/2007 (4)	4,445	4,445
1Columbus OH City School Dist. TOB VRDO	4.010%	9/11/2007 (4)	8,255	8,255
1Columbus OH City School Dist. TOB VRDO	4.010%	9/11/2007 (4)	5,230	5,230
Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded Asset Program) VRDO	3.970%	9/11/2007 LOC	35,735	35,735
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	4.000%	9/4/2007	5,000	5,000
Cuyahoga Falls OH BAN	4.000%	12/13/2007	14,000	14,009
Delaware County OH Port Auth. Econ. Dev. Rev. (Columbus Zoological Park) VRDO	4.000%	9/11/2007 LOC	5,850	5,850
Findlay OH BAN	4.250%	11/28/2007	6,025	6,034
Franklin County OH Convention Center Rev.	0.000%	12/1/2007 (1)	4,355	4,315
1Franklin County OH GO TOB VRDO	4.030%	9/11/2007	12,500	12,500
Franklin County OH Health Care Fac. Rev. (Improvement Presbyterian) VRDO	4.040%	9/11/2007 LOC	3,755	3,755
Green City OH BAN	4.500%	7/16/2008	8,357	8,410
Greene County OH BAN	4.250%	5/21/2008	1,822	1,829
1Greene County OH Sewer System Rev. TOB VRDO	4.050%	9/11/2007 (2)	10,460	10,460
1Hamilton County OH Sales Tax Rev. TOB VRDO	4.050%	9/11/2007 (2)	5,600	5,600
1Hamilton County OH Sales Tax Rev. TOB VRDO	4.050%	9/11/2007 (2)	24,450	24,450
1Hamilton County OH Sewer System Rev. TOB VRDO	4.030%	9/11/2007 (1)	5,455	5,455
1Hilliard OH School Dist. TOB VRDO	4.030%	9/11/2007 (1)	8,550	8,550
Huron County OH Hosp. Fac. Rev. (Fisher-Titus Medical Center) VRDO	3.970%	9/11/2007 LOC	3,300	3,300
Independence OH BAN	4.500%	5/2/2008	8,300	8,344
1Lakewood OH City School Dist. GO TOB VRDO	4.030%	9/11/2007 (4)	4,000	4,000
1Lakota OH Local School Dist. TOB VRDO	4.010%	9/11/2007 (3)	16,450	16,450
1Licking County OH Joint Vocational School Dist. TOB VRDO	4.050%	9/11/2007 (1)	2,085	2,085
Lorain County OH Sewer System BAN	4.500%	8/15/2008	2,400	2,417
1Marysville OH Exempt Village School Dist. TOB VRDO	4.050%	9/11/2007 (1)	5,355	5,355
1Marysville OH Exempt Village School Dist. TOB VRDO	4.050%	9/11/2007 (1)	4,860	4,860
Mason OH BAN	4.250%	3/13/2008	2,600	2,608
Mason OH BAN	4.500%	5/22/2008	1,000	1,006
Mason OH BAN	4.500%	5/22/2008	2,450	2,464
Mason OH BAN	4.500%	6/4/2008	2,000	2,012
Mason OH BAN	4.500%	6/19/2008	5,600	5,635
Mason OH BAN	4.500%	6/26/2008	1,750	1,760
Mason OH BAN	4.500%	7/2/2008	2,175	2,188
1Miami Univ. of Ohio General Receipts Rev. TOB VRDO	4.010%	9/11/2007 (2)	11,335	11,335
1Miami Univ. of Ohio General Receipts Rev. TOB VRDO	4.030%	9/11/2007 (2)	4,275	4,275
1Middletown OH City School Dist. GO TOB VRDO	4.010%	9/11/2007 (4)	10,725	10,725
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	3.980%	9/11/2007	22,100	22,100
1Northeast Ohio Regional Sewer Dist. Rev. TOB VRDO	4.030%	9/11/2007 (1)	5,585	5,585
1Northeast Ohio Regional Sewer Dist. Rev. TOB VRDO	4.030%	9/11/2007 (1)	10,355	10,355
1Northeast Ohio Regional Sewer Dist. Rev. TOB VRDO	4.030%	9/11/2007 (1)	18,500	18,500
1Northeast Ohio Regional Sewer Dist. Rev. TOB VRDO	4.050%	9/11/2007 (1)	7,900	7,900
Ohio Air Quality Dev. Auth. PCR (FirstEnergy) VRDO	3.920%	9/11/2007 LOC	9,175	9,175
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) VRDO	4.050%	9/4/2007 LOC	10,230	10,230
1Ohio Building Auth. Rev. (Administration Building Fund) TOB VRDO	4.010%	9/11/2007 (4)	12,000	12,000
1Ohio Building Auth. Rev. (Administration Building Fund) TOB VRDO	4.030%	9/11/2007 (4)	3,185	3,185
Ohio Common Schools GO VRDO	3.960%	9/11/2007	2,400	2,400
1Ohio GO TOB VRDO	3.954%	9/11/2007	5,310	5,310
1Ohio GO TOB VRDO	4.030%	9/11/2007	4,100	4,100
1Ohio GO TOB VRDO	4.030%	9/11/2007	2,565	2,565
1Ohio GO TOB VRDO	4.050%	9/11/2007 (2)	7,525	7,525
1Ohio GO TOB VRDO	4.050%	9/11/2007	5,290	5,290
1Ohio GO TOB VRDO	4.089%	9/11/2007	3,985	3,985
Ohio Higher Educ. Capital Fac. Rev.	5.000%	12/1/2007	3,000	3,009
1Ohio Higher Educ. Capital Fac. Rev. TOB VRDO	4.030%	9/11/2007	5,170	5,170
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	3.700%	10/10/2007	6,800	6,800
1Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) TOB VRDO	4.050%	9/11/2007 (1)	4,715	4,715
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	4.000%	9/4/2007	23,500	23,500
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	3.920%	9/11/2007	5,630	5,630
Ohio Higher Educ. Fac. Comm. Rev. (College Mount St. Joseph) VRDO	3.980%	9/11/2007 LOC	15,400	15,400
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	3.940%	9/11/2007	14,000	14,000
Ohio Higher Educ. Fac. Comm. Rev. (Pooled Financing) VRDO	3.960%	9/11/2007 LOC	9,805	9,805
1Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton) TOB VRDO	4.010%	9/11/2007 (2)	5,820	5,820
Ohio Higher Educ. Fac. Comm. Rev. VRDO	3.980%	9/11/2007 LOC	2,935	2,935
1Ohio Higher Educ. GO TOB VRDO	4.010%	9/11/2007	17,570	17,570
1Ohio Higher Educ. GO TOB VRDO	4.030%	9/11/2007	4,875	4,875
1Ohio Higher Educ. GO TOB VRDO	4.040%	9/11/2007	10,705	10,705
1Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	4.030%	9/11/2007	7,020	7,020
1Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	4.050%	9/11/2007	5,255	5,255
1Ohio Housing Finance Agency Mortgage Rev. TOB VRDO	4.070%	9/11/2007	4,525	4,525
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.940%	9/11/2007	9,040	9,040
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.940%	9/11/2007	8,580	8,580
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.960%	9/11/2007	5,000	5,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.980%	9/11/2007	7,750	7,750
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.980%	9/11/2007	10,000	10,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.980%	9/11/2007	14,000	14,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	4.030%	9/11/2007	5,000	5,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	4.200%	9/11/2007	8,000	8,000
1Ohio Housing Finance Agency Rev. TOB VRDO	4.300%	9/11/2007	4,000	4,000
1Ohio Infrastructure Improvement GO TOB VRDO	4.030%	9/11/2007	7,230	7,230
Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/2008	5,475	5,529
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	3.960%	9/4/2007	8,000	8,000
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	4.000%	9/4/2007	3,140	3,140
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	4.000%	9/4/2007	5,000	5,000
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	4.000%	9/4/2007	15,405	15,405
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	4.000%	9/4/2007	14,725	14,725
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	4.000%	9/4/2007	7,625	7,625
1Ohio State Higher Ed 2006 Eclipse Trust TOB VRDO	4.050%	9/11/2007 (3)	4,995	4,995
Ohio State Univ. CP	3.700%	10/11/2007	8,500	8,500
Ohio State Univ. General Receipts Athens VRDO	3.980%	9/11/2007 (4)	955	955
1Ohio State Univ. General Receipts Rev. TOB VRDO	3.981%	9/11/2007	8,465	8,465
Ohio State Univ. General Receipts Rev. VRDO	3.950%	9/11/2007	10,000	10,000
1Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	4.050%	9/11/2007 (3)	16,500	16,500
1Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	4.050%	9/11/2007 (3)	7,675	7,675
Ohio Water Dev. Auth. PCR (FirstEnergy Nuclear) VRDO	3.980%	9/11/2007 LOC	1,500	1,500
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.960%	9/4/2007 LOC	9,000	9,000
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.960%	9/11/2007 LOC	18,000	18,000
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	4.010%	9/11/2007 LOC	13,250	13,250
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO	4.000%	9/4/2007 LOC	11,500	11,500
1Ohio Water Dev. Auth. PCR TOB VRDO	4.030%	9/11/2007	5,260	5,260
1Ohio Water Dev. Auth. Rev. (Drinking Water Fund) TOB VRDO	4.050%	9/11/2007	4,925	4,925
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	3.930%	9/11/2007 (1)	10,765	10,765
1Ohio Water Dev. Auth. Rev. TOB VRDO	4.010%	9/11/2007	9,980	9,980
Orrville Ohio Ind. Dev. (American Weather Seal Co.) VRDO	4.020%	9/11/2007 LOC	7,465	7,465
Pepper Pike OH BAN	4.250%	10/2/2007	3,200	3,201
Port of Greater Cincinnati OH Dev. Auth. Rev. (National Underground Railroad Freedom Center) VRDO	3.940%	9/11/2007 LOC	6,800	6,800
Powell OH BAN	4.500%	4/24/2008	3,500	3,519
Rickenbacker OH Port Auth. Econ. Dev. Rev. (YMCA of Central Ohio) VRDO	3.990%	9/11/2007 LOC	6,810	6,810
Stow OH BAN	4.000%	5/9/2008	17,145	17,185
1Sugarcreek OH Local School Dist. TOB VRDO	4.050%	9/11/2007 (4)	6,890	6,890
Summit County OH Rev. (Western Reserve Academy) VRDO	4.010%	9/11/2007 LOC	5,600	5,600
Toledo OH City Services Special Assessment VRDO	3.970%	9/11/2007 LOC	4,000	4,000
Toledo OH City Services Special Assessment VRDO	3.970%	9/11/2007 LOC	9,000	9,000
Univ. of Cincinnati OH General Receipts BAN	3.730%	10/1/2007	7,500	7,500
Univ. of Cincinnati OH General Receipts BAN	4.500%	1/24/2008	6,518	6,537
Univ. of Cincinnati OH General Receipts VRDO	3.970%	9/11/2007 (2)	20,205	20,205
Univ. of Toledo OH General Receipts VRDO	3.980%	9/4/2007 (3)	17,235	17,235
Westerville OH Electric System Notes	4.500%	9/20/2007	1,625	1,626

Total Municipal Bonds
(Cost $1,100,844)				1,100,844

Other Assets and Liabilities—Net (1.4%)				15,777

Net Assets (100%)				1,116,621

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of these securities was $441,356,000, representing 39.5% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Ohio Long-Term Tax-Exempt Fund
Schedule of Investments
August 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.3%)

Adams County OH School Dist. GO	5.550%	12/1/2009 (1)	1,000	1,004
Akron OH Bath & Copley Joint Township Hosp. Dist. Rev. (Summa Health Systems) VRDO	4.030%	9/11/2007 LOC	9,765	9,765
Akron OH GO	5.500%	12/1/2018 (1)	1,315	1,395
Akron OH Income Tax Rev. (Community Learning Center)	5.000%	12/1/2027 (3)	6,300	6,425
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2014 (2)	2,625	2,743
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2015 (2)	2,865	2,994
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/2016 (2)	1,015	1,061
American Muni. Power Ohio Inc. Electricity Purchase Rev.	5.000%	2/1/2013	3,000	3,119
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/2011 (3)(Prere.)	1,300	1,405
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/2011 (3)(Prere.)	1,300	1,405
Avon OH Local School Dist. GO	5.250%	12/1/2013 (1)(Prere.)	2,400	2,592
Bowling Green OH City School Dist. School Fac. Construction&Improvement GO	5.000%	12/1/2034 (4)	7,005	7,200
Bowling Green State Univ. Ohio General Receipts Rev.	5.750%	6/1/2010 (3)(Prere.)	2,250	2,391
Bowling Green State Univ. Ohio General Receipts Rev.	5.750%	6/1/2010 (3)(Prere.)	1,190	1,264
Butler County OH GO	5.250%	12/1/2012 (Prere.)	1,570	1,699
Butler County OH GO	5.250%	12/1/2012 (Prere.)	1,655	1,791
Butler County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.000%	5/15/2031 (3)	5,000	5,045
Butler County OH Sewer System Rev.	5.375%	12/1/2009 (3)(Prere.)	1,230	1,285
Butler County OH Transp. Improvement Dist. Rev.	6.000%	4/1/2008 (4)(Prere.)	2,320	2,396
Butler County OH Transp. Improvement Dist. Rev.	6.000%	4/1/2008 (4)(Prere.)	4,000	4,131
Butler County OH Waterworks Rev.	5.250%	12/1/2021 (2)	4,000	4,250
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2011 (3)(Prere.)	805	862
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2011 (3)(Prere.)	950	1,017
Canal Winchester OH Local School Dist. GO	5.500%	12/1/2011 (3)(Prere.)	1,080	1,157
Canal Winchester OH Local School Dist. GO	5.000%	6/1/2015 (1)(Prere.)	3,030	3,242
Centerville OH City School Dist. GO	5.000%	12/1/2030 (4)	9,260	9,505
Chillicothe OH City School Dist.	5.250%	12/1/2014 (3)(Prere.)	1,745	1,900
Cincinnati OH City School Dist. Classroom Fac. Construction&Improvement	5.250%	12/1/2028 (3)	4,000	4,402
Cincinnati OH City School Dist. GO	5.375%	12/1/2011 (1)(Prere.)	3,350	3,571
Cincinnati OH City School Dist. GO	5.000%	12/1/2013 (4)(Prere.)	5,525	5,890
Cincinnati OH City School Dist. Improvement GO	5.000%	12/15/2032 (4)	1,000	1,018
Cincinnati OH Water System Rev.	5.500%	6/1/2011 (Prere.)	1,380	1,467
Cincinnati OH Water System Rev.	5.000%	12/1/2023 (1)	6,000	6,249
Cincinnati OH Water System Rev.	5.000%	12/1/2032	4,000	4,123
Cleveland OH Airport System Rev.	5.000%	1/1/2031 (4)	7,575	7,722
Cleveland OH GO	5.375%	9/1/2010 (2)	1,000	1,048
Cleveland OH GO	5.500%	12/1/2010 (3)(Prere.)	1,135	1,208
Cleveland OH GO	5.500%	12/1/2010 (3)(Prere.)	1,415	1,506
Cleveland OH GO	5.500%	12/1/2011 (3)	1,340	1,423
Cleveland OH GO	5.375%	9/1/2012 (2)	1,000	1,075
Cleveland OH GO	5.250%	8/1/2013 (3)(Prere.)	2,400	2,583
Cleveland OH GO	5.500%	10/1/2020 (2)	7,350	8,210
Cleveland OH GO	5.000%	10/1/2021 (2)	2,920	3,039
Cleveland OH GO	5.500%	10/1/2021 (2)	3,675	4,112
Cleveland OH GO	5.500%	10/1/2022 (2)	3,870	4,331
Cleveland OH School Dist. GO	0.000%	12/1/2008 (3)(ETM)	400	382
Cleveland OH State Univ. Rev.	5.250%	6/1/2019 (3)	2,825	3,012
Cleveland OH State Univ. Rev.	5.000%	6/1/2030 (3)	8,065	8,309
1Cleveland OH Water Works Rev.	5.500%	1/1/2021 (1)	9,635	10,664
Cleveland OH Water Works Rev.	5.000%	1/1/2037 (1)	3,000	3,072
Columbus OH City School Dist. School Fac. Construction&Improvement GO	5.250%	12/1/2014 (4)(Prere.)	2,390	2,603
Columbus OH City School Dist. School Fac. Construction&Improvement GO	5.250%	12/1/2014 (4)(Prere.)	2,070	2,254
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	2,000	2,124
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	2,000	2,126
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	2,000	2,124
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/2010 (Prere.)	1,710	1,816
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation)	6.000%	1/1/2032	10,000	10,756
Dayton OH City School Dist. (School Fac.)	5.000%	12/1/2029 (3)	8,000	8,119
Defiance OH Waterworks System GO	5.650%	12/1/2018 (2)	1,130	1,177
Erie County OH Hosp. Fac. Rev. (Firelands Regional Medical Center)	5.500%	8/15/2022	1,750	1,801
Erie County OH Hosp. Fac. Rev. (Firelands Regional Medical Center)	5.250%	8/15/2046	5,000	4,939
Fairborn OH City School Dist. School Improvement GO	5.500%	12/1/2016 (3)	1,840	1,962
Fairborn OH City School Dist. School Improvement GO	5.375%	12/1/2020 (3)	1,200	1,266
Fairfield County OH Hosp. Rev. (Lancaster-Fairfield Hosp.)	5.375%	6/15/2015 (1)	3,000	3,202
Franklin County OH GO	5.000%	12/1/2031	5,000	5,170
Franklin County OH Hosp. Rev. (Trinity Health Credit Group)	5.000%	6/1/2019	4,035	4,115
Franklin County OH Hosp. Rev. (Trinity Health Credit Group)	5.000%	6/1/2021	4,465	4,531
Gallia County OH Hosp. Rev. (Holzer Medical Center)	5.125%	10/1/2013 (2)	2,000	2,043
Gallia County OH Local School Dist.	5.000%	12/1/2026 (4)	2,075	2,142
Gallia County OH Local School Dist.	5.000%	12/1/2027 (4)	2,180	2,247
2Gallia County OH Local School Dist.	5.000%	12/1/2030 (4)	5,000	5,146
Gallia County OH Local School Dist.	5.000%	12/1/2033 (4)	5,000	5,135
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/2030 (1)	4,040	4,158
Garfield Heights OH City School Dist. School Improvement GO	5.500%	12/15/2011 (1)(Prere.)	1,640	1,757
Greater Cleveland OH Regional Transp. Auth. GO	5.375%	12/1/2008 (3)(Prere.)	1,665	1,715
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/2020 (3)	1,185	1,262
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/2021 (3)	1,245	1,318
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/2023 (3)	1,380	1,448
Hamilton County OH Convention Center Fac. Auth. Rev. Second Lien	5.250%	12/1/2024 (3)	1,455	1,528
Hamilton County OH Econ. Dev. Rev. (King Highland Community Urban)	5.250%	6/1/2028 (1)	7,290	7,654
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.200%	5/15/2009 (1)	1,365	1,384
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.500%	5/15/2019 (3)	2,865	3,034
Hamilton County OH Hosp. Fac. Rev. (Cincinnati Children's Hosp.)	5.500%	5/15/2020 (3)	3,020	3,195
Hamilton County OH Sales Tax Rev.	5.000%	12/1/2025 (2)	5,000	5,153
Hamilton County OH Sales Tax Rev.	5.000%	12/1/2026 (2)	5,000	5,138
Hamilton County OH Sales Tax Rev.	5.000%	12/1/2032 (2)	10,000	10,245
Hamilton County OH Sales Tax Rev. (Hamilton County Football)	5.500%	6/1/2008 (1)(Prere.)	575	588
Hamilton County OH Sewer System Rev.	5.450%	12/1/2009 (3)	3,250	3,375
Hamilton County OH Sewer System Rev.	5.625%	6/1/2010 (1)(Prere.)	965	1,022
Hamilton County OH Sewer System Rev.	5.625%	6/1/2010 (1)(Prere.)	755	800
Hamilton County OH Sewer System Rev.	5.250%	12/1/2011 (1)(Prere.)	1,355	1,438
Hamilton County OH Sewer System Rev.	5.250%	12/1/2011 (1)(Prere.)	1,000	1,061
Hamilton County OH Sewer System Rev.	5.000%	12/1/2031 (1)	5,300	5,454
Hamilton OH City School Dist. GO	5.000%	12/1/2034 (4)	2,250	2,315
Highland OH Local School Dist. School Improvement GO	5.750%	12/1/2011 (4)(Prere.)	1,510	1,632
Hilliard OH School Dist. GO	0.000%	12/1/2012 (3)	3,220	2,625
Hilliard OH School Dist. GO	0.000%	12/1/2013 (3)	3,220	2,511
Hilliard OH School Dist. GO	0.000%	12/1/2014 (3)	2,720	2,025
Hilliard OH School Dist. GO	0.000%	12/1/2015 (3)	3,720	2,644
Hilliard OH School Dist. GO	5.250%	12/1/2016 (3)	2,000	2,129
Hilliard OH School Dist. GO	5.000%	12/1/2027 (1)	2,895	2,974
Huron County OH Hosp. Fac. Rev. (Fisher-Titus Medical Center)	5.250%	12/1/2037	3,475	3,428
Indian Hill OH Exempt Village School Dist. Hamilton County GO	5.500%	12/1/2011 (Prere.)	1,295	1,388
Jackson OH Local School Dist. Stark&Summit Counties Construction&Improvement	5.250%	6/1/2014 (3)(Prere.)	4,350	4,714
Lake County OH Hosp. Fac. Rev. (Lake Hosp. System Inc.)	5.375%	8/15/2008 (2)(Prere.)	2,900	2,973
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/2010 (3)(Prere.)	1,000	1,063
Little Miami Ohio Local School Dist.	5.250%	12/1/2016 (4)(Prere.)	3,235	3,535
Logan Hocking OH Local School Dist. GO	5.500%	12/1/2011 (1)(Prere.)	1,675	1,794
Lorain County OH GO	5.500%	12/1/2022 (3)	1,500	1,596
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	6.000%	9/1/2008 (1)	1,250	1,275
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.400%	10/1/2021	4,000	4,135
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/2014 (1)(ETM)	5,360	5,475
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.750%	11/15/2014 (1)	640	654
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/2015 (2)	2,500	2,612
Lucas County OH Hosp. Rev. (ProMedica Health Care)	5.625%	11/15/2017 (2)	2,075	2,168
Mad River OH Local School Dist. GO	5.750%	12/1/2012 (3)(Prere.)	1,195	1,312
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	2,035	2,207
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	3,000	3,254
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	2,140	2,321
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/2015 (1)(Prere.)	2,095	2,272
Marysville OH WasteWater Treatment System Rev.	5.000%	12/1/2031 (10)	2,720	2,789
Marysville OH WasteWater Treatment System Rev.	5.000%	12/1/2037 (10)	7,545	7,708
Mason OH City School Dist. GO	5.250%	12/1/2020 (3)	1,500	1,639
Mason OH City School Dist. GO	5.250%	12/1/2021 (3)	1,500	1,640
Mason OH City School Dist. School Improvement GO	5.000%	12/1/2035	2,000	2,056
Miami Univ. of Ohio General Receipts Refunding	5.250%	12/1/2020 (2)	2,000	2,126
Middletown OH City School Dist. GO	5.000%	12/1/2023 (4)	2,625	2,734
Milford OH Exempt Village School Dist. School Improvement GO	6.000%	12/1/2011 (4)(Prere.)	1,425	1,554
Milford OH Exempt Village School Dist. School Improvement GO	6.000%	12/1/2011 (4)(Prere.)	1,600	1,745
Montgomery County OH Rev. (Catholic Health Initiatives)	5.500%	9/1/2011 (Prere.)	3,270	3,485
Montgomery County OH Rev. (Catholic Health Initiatives)	5.000%	5/1/2030	7,630	7,655
New Albany Plain OH Local School Dist. GO	5.500%	6/1/2012 (3)(Prere.)	500	539
New Albany Plain OH Local School Dist. GO	5.500%	12/1/2017 (3)	675	724
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/2011 (2)	1,200	1,018
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/2012 (2)	1,700	1,386
North Olmsted OH GO (Library Improvement)	5.500%	12/1/2010 (3)(Prere.)	1,355	1,430
3Northeast Ohio Regional Sewer Dist. Rev. TOB VRDO	4.030%	9/11/2007 (1)	1,290	1,290
Oak Hills OH Local School Dist. GO	7.200%	12/1/2009 (1)	1,625	1,746
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/2010 (Prere.)	2,000	2,119
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/2011 (Prere.)	1,500	1,591
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/2011 (Prere.)	1,585	1,681
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.500%	10/1/2017 (4)	1,305	1,383
Ohio Building Auth. Rev. (State Fac. Highway Safety Building Fund)	5.500%	10/1/2018 (4)	1,380	1,460
Ohio Common Schools GO VRDO	3.960%	9/11/2007	485	485
3Ohio GO TOB VRDO	4.010%	9/11/2007	6,000	6,000
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.500%	10/1/2012 (Prere.)	5,000	5,409
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.250%	12/1/2026 (1)	3,520	3,838
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.)	5.000%	12/1/2027 (2)	6,000	6,119
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.500%	11/1/2011 (Prere.)	1,000	1,078
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/2025	5,535	5,726
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/2026	5,815	5,997
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/2032	6,595	6,780
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.850%	4/1/2009 (1)(Prere.)	2,875	3,022
Ohio Higher Educ. Fac. Comm. Rev. (John Carroll Univ.)	5.000%	4/1/2032	3,415	3,367
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College)	5.000%	7/1/2041	5,000	5,007
Ohio Higher Educ. Fac. Comm. Rev. (Mount Union College) VRDO	4.010%	9/11/2007 LOC	1,330	1,330
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.)	5.000%	5/1/2026	5,275	5,288
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/2033	5,000	5,089
Ohio Higher Educ. Fac. Comm. Rev. (Otterbein College)	5.000%	12/1/2037 (11)	5,605	5,690
Ohio Higher Educ. Fac. Comm. Rev. (Univ. Hospitals Health System)	5.250%	1/15/2046	9,000	8,897
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	5.375%	12/1/2016 (2)	1,795	1,908
Ohio State Univ. General Receipts Rev.	5.250%	6/1/2023	3,000	3,144
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/2018	3,150	3,309
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/2019	2,235	2,348
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/2020	1,570	1,649
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/2024 (3)	5,000	5,595
Ohio Water Dev. Auth. PCR	5.125%	12/1/2007 (1)(Prere.)	1,900	1,925
Ohio Water Dev. Auth. PCR	5.500%	6/1/2021	6,435	7,187
Ohio Water Dev. Auth. PCR	5.500%	6/1/2023	2,155	2,412
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.960%	9/4/2007 LOC	12,675	12,675
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/2012 (Prere.)	2,170	2,329
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/2012 (Prere.)	2,735	2,935
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.375%	6/1/2012 (Prere.)	2,100	2,254
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2021 (4)	1,215	1,360
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2022	5,370	5,999
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/2022	4,690	5,253
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	6/1/2023	1,225	1,371
Ohio Water Dev. Auth. Rev. (Fresh Water Improvement)	5.500%	12/1/2023	1,115	1,251
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/2009 (2)(ETM)	765	790
Olentangy OH Local School Dist. GO	5.500%	6/1/2012 (4)(Prere.)	1,200	1,294
Olentangy OH Local School Dist. GO	5.500%	12/1/2016 (4)	30	32
Olentangy OH Local School Dist. GO	5.000%	12/1/2030 (4)	5,000	5,146
Olentangy OH Local School Dist. School Fac. Construction&Improvement	5.250%	6/1/2014 (3)(Prere.)	1,400	1,517
Olentangy OH Local School Dist. School Fac. Construction&Improvement	5.500%	6/1/2014 (3)(Prere.)	1,300	1,428
Olentangy OH Local School Dist. School Fac. Construction&Improvement	5.500%	6/1/2014 (3)(Prere.)	2,750	3,021
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.)	5.250%	11/1/2008 (Prere.)	2,000	2,053
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.) VRDO	4.030%	9/11/2007 LOC	3,420	3,420
Reynoldsburg OH School Dist. GO	0.000%	12/1/2009 (3)	1,465	1,344
Reynoldsburg OH School Dist. GO	0.000%	12/1/2010 (3)	1,465	1,293
Richland County OH GO	6.950%	12/1/2011 (2)	450	453
Richland County OH GO	5.400%	12/1/2015 (2)	1,120	1,124
Rocky River OH City School Dist. GO	5.375%	12/1/2017	2,200	2,382
Ross County OH Hosp. Fac. Rev. (Adena Health System) VRDO	3.900%	9/4/2007 (11)	6,655	6,655
Salem OH Hosp. Rev. VRDO	3.960%	9/11/2007 LOC	3,400	3,400
Sugarcreek OH Local School Dist. GO	5.250%	12/1/2013 (1)(Prere.)	1,215	1,312
Summit County OH GO	6.250%	12/1/2010 (3)(Prere.)	1,420	1,543
Summit County OH GO	6.500%	12/1/2010 (3)(Prere.)	2,000	2,189
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,800	1,991
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,910	2,113
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	2,020	2,235
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,595	1,764
Summit County OH GO	5.750%	12/1/2012 (3)(Prere.)	1,420	1,571
Summit County OH GO	5.500%	12/1/2020 (3)	1,725	1,929
Summit County OH Sanitary Sewer System Improvement GO	5.500%	12/1/2011 (3)(Prere.)	1,015	1,096
Tallmadge OH City School Dist.	5.000%	12/1/2028 (4)	3,030	3,110
Teays Valley OH Local School Dist. GO	5.000%	12/1/2027 (1)	3,040	3,129
Tri Valley OH Local School Dist. GO	5.500%	12/1/2016 (3)	1,255	1,373
Tri Valley OH Local School Dist. GO	5.500%	12/1/2019 (3)	1,785	1,987
Univ. of Akron OH General Receipts Rev.	5.500%	1/1/2010 (3)(Prere.)	2,545	2,671
Univ. of Cincinnati OH COP	5.500%	6/1/2014 (1)	1,000	1,051
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2011 (3)(Prere.)	2,500	2,701
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2011 (3)(Prere.)	1,285	1,388
Univ. of Cincinnati OH General Receipts	5.750%	6/1/2011 (3)(Prere.)	1,500	1,620
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2012 (Prere.)	2,000	2,143
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2012 (Prere.)	2,880	3,086
Univ. of Cincinnati OH General Receipts	5.375%	6/1/2012 (Prere.)	2,595	2,780
Univ. of Toledo OH General Receipts	5.250%	6/1/2011 (3)(Prere.)	1,080	1,139
Westerville OH City School Dist. GO	5.500%	6/1/2011 (1)(Prere.)	2,000	2,126
Westerville OH City School Dist. GO	5.500%	6/1/2011 (1)(Prere.)	1,225	1,302
Woodridge OH School Dist. GO	6.800%	12/1/2014 (2)	2,000	2,232
Wooster OH School Dist. GO	0.000%	12/1/2009 (4)	2,195	2,014
Wooster OH School Dist. GO	0.000%	12/1/2010 (4)	2,265	1,999
Wooster OH School Dist. GO	0.000%	12/1/2011 (4)	2,315	1,965
Outside Ohio:
Puerto Rico GO	5.500%	7/1/2020 (1)	1,600	1,788
Puerto Rico GO	5.500%	7/1/2029	1,500	1,645
Puerto Rico GO	5.000%	7/1/2034	2,000	1,985
Puerto Rico Highway&Transp. Auth. Rev.	5.500%	7/1/2014 (Prere.)	3,400	3,734
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019 (4)	3,000	3,171
Puerto Rico Muni. Finance Agency	5.250%	8/1/2020 (4)	2,500	2,643
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/2021 (1)	2,000	2,242
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	3,005	3,230
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	995	1,066
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	305	360
2Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2054 (2)	3,500	306
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2056	6,400	455
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2017	2,000	2,064

Total Municipal Bonds
(Cost $685,883)				691,139

Other Assets and Liabilities—Net (0.7%)				4,723

Net Assets (100%)				695,862

1	Securities with a value of $719,000 have been segregated as initial margin for open futures contracts.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2007.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of these securities was $7,290,000, representing 1.0% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2007, the cost of investment securities for tax purposes was $687,135,000. Net unrealized appreciation of investment securities for tax purposes was $4,004,000, consisting of unrealized gains of $10,906,000 on securities that had risen in value since their purchase and $6,902,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(450)	49,071	(234)
30-Year U.S. Treasury Bond	(45)	5,020	(16)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

VANGUARD OHIO TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.